Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	£ 3,497
Interest on plan assets	(89)	£ (110)	£ (103)
Interest on plan liabilities	86	99	99
Closing fair value of plan assets	3,492	3,497
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,497	2,938
Exchange differences	(8)	24
Interest on plan assets	89	110
Return on plan assets excluding interest	(130)	453
Contributions by employer	242	101
Benefits paid	(206)	(129)
Other	8
Closing fair value of plan assets	3,492	3,497	2,938
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(3,386)	(2,641)
Exchange differences	13	(32)
Current service cost	(9)	(10)
Administration expenses	(10)	(6)
Interest on plan liabilities	(84)	(96)
Actuarial gains/(losses) - experience	132	12
Actuarial gains/(losses) - demographic	134	(45)
Actuarial gains/(losses) - financial	39	(697)
Contributions by employee	0	0
Other	(8)
Benefits paid	206	129
Closing defined benefit obligation	(2,973)	(3,386)	(2,641)
UK Group plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,339
Interest on plan assets	(84)	(104)	(98)
Interest on plan liabilities	77	89	90
Closing fair value of plan assets	3,337	3,339
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,339	2,803
Interest on plan assets	84	104
Return on plan assets excluding interest	(140)	445
Contributions by employer	234	99
Benefits paid	(188)	(112)
Other	8
Closing fair value of plan assets	3,337	3,339	2,803
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(3,181)	(2,466)
Current service cost	(8)	(8)
Administration expenses	(9)	(6)
Interest on plan liabilities	(77)	(89)
Actuarial gains/(losses) - experience	126	12
Actuarial gains/(losses) - demographic	133	(47)
Actuarial gains/(losses) - financial	44	(689)
Contributions by employee	0	0
Other	(8)
Benefits paid	188	112
Closing defined benefit obligation	(2,792)	(3,181)	(2,466)
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	158	135
Exchange differences	(8)	24
Interest on plan assets	5	6
Return on plan assets excluding interest	10	8
Contributions by employer	8	2
Benefits paid	(18)	(17)
Closing fair value of plan assets	155	158	135
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(205)	(175)
Exchange differences	13	(32)
Current service cost	(1)	(2)
Administration expenses	(1)
Interest on plan liabilities	(7)	(7)
Actuarial gains/(losses) - experience	6
Actuarial gains/(losses) - demographic	1	2
Actuarial gains/(losses) - financial	(5)	(8)
Contributions by employee	0	0
Benefits paid	18	17
Closing defined benefit obligation	£ (181)	£ (205)	£ (175)